Schedule of Shares Reserved for Future Issuance (Details) - Titan Pharmaceuticals Inc [Member] shares in Thousands	Dec. 31, 2024 shares
Subsidiary or Equity Method Investee [Line Items]
Total	511
Share-Based Payment Arrangement, Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Total	79
Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Total	432